Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Details
Registrant Name	Snipp Interactive Inc.
Registrant CIK	0001613092
SEC Form	20-F
Period End date	Dec. 31, 2017
Fiscal Year End	--12-31
Trading Symbol	snip
Tax Identification Number (TIN)	000000000
Number of common stock shares outstanding	177,736,675
Public Float		$ 7,620,280
Filer Category	Smaller Reporting Company
Current with reporting	Yes
Voluntary filer	No
Well-known Seasoned Issuer	No
Amendment Flag	false
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY